Other Expenses, Net - Summary of Other Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Sale Of Emission Allowances	[1]	$ 600	$ 0	$ 0
Impairment losses and remeasurement of assets held for sale	[2]	(536)	(1,520)	(64)
Results from the sale of assets and others, net	[3]	(136)	(115)	(217)
Incremental costs and expenses related to the COVID-19 Pandemic (note 2)		(26)	(48)	0
Restructuring costs	[4]	(17)	(81)	(48)
Charitable contributions		(1)	(3)	(5)
Other expenses, net		$ (116)	$ (1,767)	$ (334)

[1]	During March 2021, considering CEMEX’s targets for the reduction of CO2 emissions (note 3.4), as well as the innovative technologies and considerable capital investments that have to be deployed to achieve such goals, CEMEX sold 12.3 million Allowances in several transactions for $600. The Company had accrued
[2]	In 2021, includes aggregate impairment losses of goodwill of $440 related to the operating segments in Spain, the United Arab Emirates and the Information Technology business (note 17.2), impairment losses of internally developed software capitalized in prior years and other intangible assets of $53 (note 17.1), as well as impairment losses of fixed assets of $43 (note 16.1). In 2020, include impairment losses of goodwill and other intangible assets of $1,020 and $194, respectively, related to CEMEX’s assets and its Reporting Segment in the United States (notes 17.1 and 17.2), as well as impairment losses of fixed assets of $306, mainly related to idle assets in the United States, Spain and the United Kingdom (note 16.1). In 2019, includes impairment losses of fixed assets of $64 (note 16.1).
[3]	In 2021, 2020 and 2019, includes $29, $11 and $55, respectively, in connection with property damages and natural disasters (note 26.1).
[4]	Restructuring costs mainly refer to severance payments and the definite closing of operating sites.